Schedule of Investments (unaudited)	iShares® MSCI Switzerland ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 0.3%
Banque Cantonale Vaudoise, Registered	32,469	$3,426,303

Building Products — 1.4%
Geberit AG, Registered	25,926	15,946,276

Capital Markets — 7.4%
Julius Baer Group Ltd.	166,566	10,005,839
Partners Group Holding AG	16,970	22,838,685
UBS Group AG, Registered	1,658,292	52,756,301
		85,600,825
Chemicals — 6.5%
Clariant AG, Registered	240,066	3,847,361
EMS-Chemie Holding AG, Registered	6,816	5,648,401
Givaudan SA, Registered	6,841	32,250,490
Sika AG, Registered	107,025	32,626,364
		74,372,616
Construction Materials — 2.9%
Holcim AG	385,222	33,841,711

Containers & Packaging — 0.5%
SIG Group AG	269,484	5,612,702

Diversified Telecommunication Services — 1.0%
Swisscom AG, Registered	20,434	11,335,959

Electric Utilities — 0.3%
BKW AG	22,148	3,490,130

Electrical Equipment — 4.5%
ABB Ltd., Registered	947,889	52,262,242

Food Products — 19.4%
Barry Callebaut AG, Registered	3,235	5,623,049
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	777	9,043,170
Chocoladefabriken Lindt & Spruengli AG, Registered	88	10,449,891
Nestle SA, Registered	1,871,561	198,658,902
		223,775,012
Health Care Equipment & Supplies — 5.0%
Alcon Inc.	366,549	32,925,325
Sonova Holding AG, Registered	40,653	12,916,252
Straumann Holding AG	87,848	11,500,314
		57,341,891
Insurance — 9.3%
Baloise Holding AG, Registered	41,177	7,114,338
Helvetia Holding AG, Registered	35,502	4,774,032
Swiss Life Holding AG, Registered	22,780	15,926,069
Swiss Re AG	223,266	28,472,682
Zurich Insurance Group AG	97,155	51,133,308
		107,420,429
Life Sciences Tools & Services — 2.9%
Bachem Holding AG(a)	39,014	3,527,122
Lonza Group AG, Registered	54,077	29,355,735
		32,882,857
Machinery — 2.3%
Schindler Holding AG, Participation Certificates, NVS	34,533	8,983,409
Schindler Holding AG, Registered	22,734	5,764,650
Security	Shares	Value

Machinery (continued)
VAT Group AG(b)	22,034	$12,083,151
		26,831,210
Marine Transportation — 1.1%
Kuehne + Nagel International AG, Registered	42,845	12,150,965

Pharmaceuticals — 24.6%
Novartis AG, Registered	1,390,001	143,862,247
Roche Holding AG, NVS	490,750	125,296,700
Roche Holding AG, Bearer	18,169	5,084,906
Sandoz Group AG	264,338	9,350,685
		283,594,538
Professional Services — 1.4%
Adecco Group AG, Registered	140,467	5,330,836
SGS SA	121,024	11,270,404
		16,601,240
Real Estate Management & Development — 0.6%
Swiss Prime Site AG, Registered	67,667	6,267,372

Software — 0.3%
Temenos AG, Registered	61,133	3,947,203

Specialty Retail — 0.4%
Avolta AG, Registered	100,166	4,067,143

Technology Hardware, Storage & Peripherals — 1.1%
Logitech International SA, Registered	130,806	13,092,289

Textiles, Apparel & Luxury Goods — 5.2%
Cie. Financiere Richemont SA, Class A, Registered	319,991	51,491,924
Swatch Group AG (The), Bearer	25,116	5,380,054
Swatch Group AG (The), Registered	62,543	2,604,054
		59,476,032

Total Long-Term Investments — 98.4%
(Cost: $1,066,071,680)		1,133,336,945

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)(e)	3,654,936	3,656,032
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	440,000	440,000

Total Short-Term Securities — 0.3%
(Cost: $4,096,032)		4,096,032

Total Investments — 98.7%
(Cost: $1,070,167,712)		1,137,432,977

Other Assets Less Liabilities — 1.3%		14,408,145

Net Assets — 100.0%		$1,151,841,122

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Switzerland ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$3,655,823	(a)	$—		$209	$—	$3,656,032	3,654,936	$16,222	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	590,000	—		(150,000	)(a)	—	—	440,000	440,000	12,309		—
						$209	$—	$4,096,032		$28,531		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Swiss Market Index	140	06/21/24	$18,769	$1,032,598

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,133,336,945	$—	$1,133,336,945

Schedule of Investments (unaudited) (continued)	iShares® MSCI Switzerland ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$4,096,032	$—	$—	$4,096,032
	$4,096,032	$1,133,336,945	$—	$1,137,432,977
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,032,598	$—	$1,032,598

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

3